Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 27,846.5	$ 23,103.9
Total reinsurance recoverables on unpaid claims	4,748.0	5,485.4
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,753.7	1,696.2
Reinsurance recoverables on unpaid claims	41.0	73.8
Total gross liability for unpaid claims and claim adjustment expense	34,389.2	30,359.3	$ 26,164.1	$ 20,265.8
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	88.7	108.9
Total reinsurance recoverables on unpaid claims	475.1	559.0
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	9,191.8	7,177.0
Total reinsurance recoverables on unpaid claims	1,077.7	1,273.7
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	197.4	211.2
Total reinsurance recoverables on unpaid claims	1.4	0.5
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	260.5	242.5
Total reinsurance recoverables on unpaid claims	216.0	204.6
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	744.7	839.7
Total reinsurance recoverables on unpaid claims	631.4	1,068.1
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	8,109.0	6,791.2
Total reinsurance recoverables on unpaid claims	875.1	894.1
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	213.3	261.5
Total reinsurance recoverables on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	8,818.0	7,187.2
Total reinsurance recoverables on unpaid claims	1,471.3	1,485.4
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	223.1	284.7
Total reinsurance recoverables on unpaid claims	$ 0.0	$ 0.0